[Letterhead of American International Life Assurance Company of New York]

                                                     January 2, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

            Re:   Variable Account A of American International
                  Life Assurance Company of New York
                  File No. 333-63412

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of American International Life Assurance Company of New York (the Company) and Variable Account A, we certify that the form of the Prospectuses and Statement of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement for Variable Account A, which was filed electronically and became effective on December 28, 2001.

If you should have any questions regarding the foregoing, please contact me at
(302) 594-2978.

Very truly yours,


Robert Saginaw
Assistant General Counsel